Stockholders' Equity (Preferred Stock) (Details 1) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Preferred stock, shares authorized	100,000		100,000
Number of warrants called by common stock		6,000,000
Exercise price of warrants		$ 0.75
Series A Junior Participating Preferred Stock
Class of Stock [Line Items]
Shares issued during period	90,000
Series B Preferred Stock
Class of Stock [Line Items]
Shares issued during period	1,000
Series C Preferred Stock
Class of Stock [Line Items]
Shares issued during period		1,200
Number of warrants called by common stock		6,000,000
Exercise price of warrants		$ 0.75